Expense Example	Aug. 28, 2025 USD ($)
Grandeur Peak Emerging Markets Opportunities Fund | Investor Class GPEOX
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 183
Expense Example, with Redemption, 3 Years	566
Expense Example, with Redemption, 5 Years	975
Expense Example, with Redemption, 10 Years	2,116
Grandeur Peak Emerging Markets Opportunities Fund | Institutional Class GPEIX
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	158
Expense Example, with Redemption, 3 Years	490
Expense Example, with Redemption, 5 Years	845
Expense Example, with Redemption, 10 Years	1,845
Grandeur Peak Global Contrarian Fund | Institutional Class GPGCX
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	378
Expense Example, with Redemption, 5 Years	654
Expense Example, with Redemption, 10 Years	1,443
Grandeur Peak Global Explorer Fund | Institutional Class GPGEX
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	418
Expense Example, with Redemption, 5 Years	817
Expense Example, with Redemption, 10 Years	1,933
Grandeur Peak Global Micro Cap Fund | Institutional Class GPMCX
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	202
Expense Example, with Redemption, 3 Years	625
Expense Example, with Redemption, 5 Years	1,076
Expense Example, with Redemption, 10 Years	2,326
Grandeur Peak Global Opportunities Fund | Investor Class GPGOX
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	162
Expense Example, with Redemption, 3 Years	504
Expense Example, with Redemption, 5 Years	872
Expense Example, with Redemption, 10 Years	1,908
Grandeur Peak Global Opportunities Fund | Institutional Class GPGIX
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	136
Expense Example, with Redemption, 3 Years	427
Expense Example, with Redemption, 5 Years	741
Expense Example, with Redemption, 10 Years	1,631
Grandeur Peak Global Reach Fund | Investor Class GPROX
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	477
Expense Example, with Redemption, 5 Years	828
Expense Example, with Redemption, 10 Years	1,818
Grandeur Peak Global Reach Fund | Institutional Class GPRIX
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	400
Expense Example, with Redemption, 5 Years	696
Expense Example, with Redemption, 10 Years	1,540
Grandeur Peak Global Stalwarts Fund | Investor Class GGSOX
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	430
Expense Example, with Redemption, 5 Years	746
Expense Example, with Redemption, 10 Years	1,643
Grandeur Peak Global Stalwarts Fund | Institutional Class GGSYX
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	351
Expense Example, with Redemption, 5 Years	610
Expense Example, with Redemption, 10 Years	1,350
Grandeur Peak International Contrarian Fund | Institutional Class GPICX
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	447
Grandeur Peak International Opportunities Fund | Investor Class GPIOX
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	166
Expense Example, with Redemption, 3 Years	514
Expense Example, with Redemption, 5 Years	887
Expense Example, with Redemption, 10 Years	1,933
Grandeur Peak International Opportunities Fund | Institutional Class GPIIX
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	140
Expense Example, with Redemption, 3 Years	437
Expense Example, with Redemption, 5 Years	755
Expense Example, with Redemption, 10 Years	1,657
Grandeur Peak International Stalwarts Fund | Investor Class GISOX
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	365
Expense Example, with Redemption, 5 Years	633
Expense Example, with Redemption, 10 Years	1,398
Grandeur Peak International Stalwarts Fund | Institutional Class GISYX
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	1,108
Grandeur Peak US Stalwarts Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	$ 1,108